Schedule of cost of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cost Of Revenue
Amortization expenses		$ 3,310,928
Depreciation expenses of server hardware		2,033,556
Resource usage fees	730,281	766,135
Website maintenance fee	121,714	766,135
Virtual simulation fee	88,303	359,297
Raw material consumption fees	1,457	1,946
Other	2,592	98,428
Total	$ 944,347	$ 7,336,425